Trade and Other Receivables (Tables)	12 Months Ended
Jan. 31, 2020
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

		31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
CURRENT
Trade receivables		2,358	7,789
Provision for impairment	(a)	(22)	(609)
		2,336	7,180
Prepayments		2,959	2,280
Other receivables		762	183
Total current trade and other receivables		6,057	9,650

Disclosure of Impairment of Receivable

The loss allowance provision as at 31 January 2020 is determined as follows, the expected credit losses incorporate forward looking information.

31 January 2020	0 - 30 days	31 - 60 days	60 - 90 days	> 90 days overdue	Total
Expected loss rate (%)	0%	0%	0%	100%
Gross carrying amount ($)	2,039	247	50	22	2,358
ECL provision	-	-	-	22	22

Disclosure of Impairment Loss and Reversal of Impairment Loss

Reconciliation of changes in the provision for impairment of receivables is as follows:

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Balance at beginning of the period (calculated in accordance with IAS 139)	(609)	(326)
Opening impairment allowance calculated under IFRS 9	(609)	(326)
Movement through provision	(4)	(1,037)
Unused amounts reversed	616	772
Foreign exchange movement	(25)	(18)
Balance at end of the period	(22)	(609)

Analysis of Age of Financial Assets That are Past Due but Not Impaired

The ageing analysis of receivables is as follows:

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
0-30 days	2,039	5,577
31-60 days	247	852
61-90 days (past due not impaired)	50	101
91+ days (past due not impaired)	-	3,295
91+ days (considered impaired)	22	(2,036)
	2,358	7,789